Average Annual Total Returns - ETF - Vanguard ESG International Stock ETF	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions Inception Date	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses) Inception Date	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Inception Date
Total	22.80%	7.40%	Sep. 18, 2018	22.07%	6.81%	Sep. 18, 2018	13.91%	5.57%	Sep. 18, 2018	23.12%	7.60%	Sep. 18, 2018	23.48%	7.65%	Sep. 18, 2018	21.80%	6.85%	Sep. 18, 2018